share-based compensation - TELUS International (Cda) Inc. restricted share units (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2024 EquityInstruments $ / shares	Jun. 30, 2024 EquityInstruments $ / shares
TELUS International (Cda) Inc. restricted share units | Subset one, variable pay out depending on financial performance and shareholder return share-based compensation
Total customer connection payout weight (as a per cent)	50.00%	50.00%
Relative total shareholder return payout weight (as a per cent)	50.00%	50.00%
TELUS International (Cda) Inc. restricted share units | Maximum | Subset one, variable pay out depending on financial performance and shareholder return share-based compensation
Variable payout (as a percent)	200.00%	200.00%
TELUS International (Cda) Inc. restricted share units | Maximum | Subset two, variable pay out depending on financial performance and shareholder return share-based compensation
Variable payout (as a percent)	300.00%	300.00%
TELUS International (Cda) Inc. restricted share units | Minimum | Subset one, variable pay out depending on financial performance and shareholder return share-based compensation
Variable payout (as a percent)	0.00%	0.00%
TELUS International (Cda) Inc. restricted share units | Minimum | Subset two, variable pay out depending on financial performance and shareholder return share-based compensation
Variable payout (as a percent)	0.00%	0.00%
TELUS International (Cda) Inc. Restricted Share Units US Dollar Denominated
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested	5,238,584	2,615,746
Granted - Initial award	9,333,403	12,594,420
Vested	(353,945)	788,303
Forfeited	(262,797)	(466,618)
Outstanding, end of period - Non-vested	13,955,245	13,955,245
Number of restricted share units - Vested
Outstanding, beginning of period - Vested	0	0
Granted - Initial award		(39,116)
Vested	353,945	(788,303)
Settled in equity	(353,945)	827,419
Outstanding, end of period - Vested	0	0
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 13.38	$ 21.36
Granted - Initial award | $ / shares	5.82	6.64
Vested | $ / shares	16.83	20.59
Settled in equity | $ / shares	16.83	20.03
Forfeited | $ / shares	23.01	23.31
Outstanding, end of period, non-vested | $ / shares	$ 8.05	$ 8.05